Standards, Amendments and Interpretation Adopted in 2018	12 Months Ended
Dec. 31, 2018
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Standards, Amendments and Interpretation Adopted in 2018
3	STANDARDS, AMENDMENTS, AND INTERPRETATION ADOPTED IN 2018

3.1.	Current standards, amendments, and interpretations adopted

The following current standards, amendments to the policies and interpretations were adopted by the Group on January 1, 2018:

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IFRS 9, financial instruments comprise mainly: i) the classification and measurement of financial assets and financial liabilities; ii) the new impairment model for the recognition of expected credit losses; and iii) the new hedge accounting model.

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IFRS 15, income resulting from revenues from contracts with customers, outlines a single integral model for the entities that will be used in accounting for the income derived from contracts with customers. It replaces the previous income recognition guide, including IAS 18, income, IAS 11, construction contracts and related interpretations.

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The amendments to IFRS 15 clarify how to: i) identify a performance obligation in a contract; ii) determine if a company is a director or an agent and iii) determine whether the income from the granting of a license should be recognized at a specific time or over time. In addition, the amendments to IFRS 15 include two additional transition exceptions.

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The amendments to IFRS 2, payment on the basis of the shares, provide accounting requirements for i) the effects of the conditions of becoming and not becoming a beneficiary (Vesting and no-Vesting) in the measurement of cash payments settled on the basis of shares; ii) payment transactions based on shares with a net settlement characteristic for the withholding tax obligations; and iii) a modification of the terms and conditions of a payment based on assets that change the classification of a payment transaction in cash to payment in equity.

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The amendments to IAS 28, investments in associates and joint ventures, clarify that the choice to measure at fair value through profit or loss an investment in an associate or a joint venture that retains an entity that is a capital organization of the risk, or other qualifying entity, is available for each investment in an associate or joint venture on the basis of investment by investment, after its initial recognition.

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Interpretation of IFRIC 22, Transactions in foreign currency and anticipated consideration, clarifies that: i) the date of the transaction, in order to determine the exchange rate, is the date of initial recognition of the non-monetary asset paid in advance and of the liability for deferred income; and ii) if there are several payments or collections in advance, a transaction date is established for each payment or collection.

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Transfers of real estate investments (amendments to IAS 40, real estate investments) state that an entity will transfer real property to, or from, real estate investments when, and only when, there is evidence of a change in use. A change in use occurs if the property meets, or fails to meet, the definition of real estate investment. A change in management’s intentions for the use of a property by itself does not constitute evidence of a change in use.

Current standards, amendments, and interpretations adoption did not have a significant impact on the Group’s financial statements, except for IFRS 9, IFRS 15 and the amendments to IFRS 15, described below.

IFRS 9 “Financial Instruments”

a)	Transition

IFRS 9, financial instruments, replaced IAS 39, financial instruments: recognition and measurement and was applied in accordance with the transitional provisions of IFRS 9, which require an entity to apply IFRS 9 in accordance with IAS 8, Accounting policies, change in accounting estimates and errors. The transitional provisions of IFRS 9 for the classification and measurement of financial assets and financial liabilities require an entity to retrospectively apply the requirements of IFRS 9.

In accordance with the optional exception of IFRS 9, the Group chose not to redo comparative figures.

IFRS 9 does not apply to financial assets and financial liabilities that have been written off on the date of the initial adoption (i.e. the date an entity applies IFRS 9 for the first time), which for the Group corresponds to January 1, 2018).

b)	Main changes

In general, the main changes introduced by IFRS 9 relating to the classification and measurement of financial assets, the introduction of a new impairment model based on expected credit losses (instead of losses incurred under IAS 39) and the accounting treatment of hedges.

Classification and measurement of financial assets and liabilities

The table below explains the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of financial assets of the Group and financial liabilities as of January 1, 2018:

	IAS 39		IFRS 9
Financial assets	Measurement category	Balance	Measurement category	Balance
Cash and cash equivalents	Loans and accounts receivables	626,180	Amortized cost	626,180
Trade accounts receivables and other account receivables	Loans and accounts receivables	1,447,629	Amortized cost	1,447,629
Unbilled work in progress	Loans and accounts receivables	672,163	Amortized cost	672,163
Financial assets related to Concession arrangements	Loans and accounts receivables	952,780	Amortized cost	952,780
Accounts receivable from related parties	Loans and accounts receivables	874,682	Amortized cost	872,110
Other accounts receivable	Fair value through profit or loss	181	Fair value through profit or loss	181

	IAS 39		IFRS 9
Financial liabilites	Measurement category	Balance	Measurement category	Balance
Other financial loans	Amortized cost	1,561,754	Amortized cost	1,561,754
Finance leases	Amortized cost	128,309	Amortized cost	128,309
Accounts payable and other accounts payable	Amortized cost	2,054,217	Amortized cost	2,054,217
Accounts payable to related parties	Amortized cost	81,128	Amortized cost	81,128
Derivative financial instruments used in hedging transactions	Fair value through other comprehensive income	383	Fair value through other comprehensive income	383

c)	New Impairment Model

The model of credit loss incurred by IAS 39 was replaced by the expected credit loss model by IFRS 9. The expected credit losses are the present value of all unpaid amounts over the expected life of the financial instrument.

The new impairment model generally requires entities to recognize the expected credit losses in gains and losses for all financial assets, including those that originated or acquired recently. Although IFRS 9 does not require recognition of a provision for the loss in the initial recognition of the new financial asset, it is required for the following reporting date. This treatment is different from that of IAS 39, which did not require recognizing any impairment unless and until a loss event occurred after the initial recognition of the financial asset.

Under IFRS 9, impairment is measured as i) expected credit losses in 12 months; or ii) expected credit losses over the life of the instrument.

The Group applies the simplified approach (which estimates the lifetime loss of the financial instrument), for the commercial debtors of the Real Estate business line of income, and the general approach for trade accounts receivable, pending work in progress receivable and other accounts receivable; the same that requires evaluating whether or not a significant increase in risk exists to determine whether the loss should be estimated based on 12 months after the reporting date or during the entire life of the asset.

The Group has established a policy to conduct an evaluation, at the end of each reporting period, to identify whether the asset has suffered a significant increase in credit risk since the initial date. Both the credit losses expected at 12 months and the expected credit losses during the life of the asset are calculated individually or collectively, depending on the nature of the portfolio.

d)	Hedge accounting

As permitted by IFRS 9, the Group continues to apply the requirements contained in IAS 39 for hedge accounting.

At the beginning of a hedging operation, the Group documents the relationship between the hedging instruments and the elements covered, as well as its risk management objectives and its strategy for carrying out various hedging transactions. The Group also documents its assessment, both at the beginning of the hedges and subsequently as to whether the derivative financial instruments used in hedging transactions are highly effective in offsetting changes in the fair values or cash flows of the hedged items.

The effective portion of changes in the fair value of derivative financial instruments that are designated as hedges of a particular risk associated with a recognized asset or liability or with a highly probable projected transaction is recognized in Other Comprehensive Income (OCI). The gain or loss related to the ineffective part, if any, is recognized immediately in the consolidated statement of profit and loss.

The realized gain or loss recognized in the settlement of a hedging instrument designated as a cash flow hedge will be reclassified to the gains on the same basis as the cash flows received from the hedged item. When a hedging instrument no longer meets the criteria for hedge accounting, the accumulated gains or losses existing in OCI at that time are recognized in the profits immediately.

IFRS 15 “Revenue from Contracts with Customers” and amendments of IFRS 15

IFRS 15 introduces a 5-step model for revenue recognition for contracts with customers. This model requires that an entity: 1) identify the contract with the client; 2) identify performance obligations related to that contract; 3) determine the transaction price of the contract; 4) assigning said transaction price among the performance obligations; and 5) recognize income when (or as) the performance obligations are met. In addition to recognition and measurement, IFRS 15 also provides new requirements in the presentation and disclosures.

a)	Transition

The Group chose to adopt IFRS 15 using the modified retrospective method, with the recognition of transitory adjustments in the opening of retained income at the date of initial application (January 1, 2018), without restating comparative figures.

IFRS 15 provides for certain optional practical expedients, including those related to the initial adoption of the standard. The Group applied the following practical expedients after the adoption of IFRS 15 on January 1, 2018:

Practical Resource	Description
Contract	The Group applied IFRS 15 retrospectively only to contracts that have not been completed as of January 1, 2018.

Contract modifications

The Group did not separately evaluate the effects of each contract modification before January 1, 2018. Instead, it reflects the cumulative effect of all modifications that occurred prior to January 1, 2018, when:

i) satisfied and unsatisfied performance obligations were identified;

ii) the prices of the transaction were determined, and

iii) the transaction price was assigned to satisfied and unsatisfied performance obligations.

The Group evaluated the impact of the adoption of IFRS 9 and IFRS 15 in its consolidated financial statements; the impacts in Equity as of January 1, 2018, are shown as follows:

	As of 1 January 2018
	IAS 18/39 Balance	IFRS 9 Adjustments	IFRS 15 Adjustments	IFRS Balance
Retained earnings	589,167	(2,572)	(49,992)	536,603

As a result of the evaluation of IFRS 15, an adjustment of S/49.99 million has been made, which corresponds mainly to the reversal of variable considerations that came from customer claims for reimbursement of costs that are currently in the process of arbitration. In relation to the evaluation of IFRS 9, S/2.57 million was adjusted corresponding to the impairment of financial assets with related parties. The adoption of the new standards did not affect the other comprehensive results.

The new accounting policies on revenue recognition are described in note 2.26.

3.2.	Standards and amendments issued to be adopted at a later date

The following standard has been issued and is applicable to the Group for annual periods as of January 1, 2019, and after, its early application is permitted for entities that adopted IFRS 15:

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IFRS 16, leases, provides a complete model for the identification of lease agreements and their treatment in the financial statements of both tenants and lessors. It will replace IAS 17, leases, and its interpretation guides.

Considerations in the application of IFRS 16:

It is required that IFRS 16 be applied for annual reporting periods as of January 1, 2019. The Group is not adopting IFRS 16 in advance.

IFRS 16 introduces a single-lease accounting model for lessees that will result in the recognition in the balance sheet of most of its leases with few potential exceptions. The Group expects that the adoption of IFRS 16 will result in a substantial increase in its assets and liabilities due to the recognition of assets for the right to use the underlying asset and a lease liability that reflects the present value of the lease payments futures. The depreciation expense of the right-of-use asset and the interest expense of the lease liability will replace the operating lease expenses recognized in IAS 17.

During the year 2018, the Group evaluated the impact of the application of IFRS 16 in its consolidated financial statements. In this way, the Group is reviewing its leasing portfolio and is working on the change of certain internal processes and controls, including the implementation of a new lease management and accounting system. The Group is also evaluating the options of transition and the practical resources available in IFRS 16.

The following amendments to the standards have been issued and are applicable to the Group for its annual periods as of January 1, 2019, and subsequently, its early application is permitted:

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The functions of a prepayment with negative compensation (amendments to IFRS 9, financial instruments) allow financial assets with a prepayment option that could result in the holder of the option receiving compensation for early termination to meet the single payments of the principal and interest if certain specific criteria are met.

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Long-term interests in associates and joint ventures (amendments to IAS 28, investments in associates and joint ventures) clarify that an entity applies IFRS 9, including its impairment requirements, to long-term investments in an associate or joint venture which is part of the net investment in the associate or joint venture, but to which the equity participation method is not applied.

•	Amendments to IFRS 3, business combinations, indicate that an entity will reimburse its previously held interest in a joint operation when it obtains control of the business.

•	Amendments to IFRS 11, joint agreements, indicate that an entity will not reimburse its previously held interest in a joint operation when it obtains joint control of the business.

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Amendments to IAS 12, income tax, clarify that all the consequences of dividend income tax (that is, the distribution of profits) must be recognized in profit or loss, regardless of how the tax arises.

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Amendments to IAS 23, borrowing costs, clarify that, if a specific loan is still pending after the related asset is ready for its intended use or sale, that loan becomes part of the funds that an entity borrows in general when calculating the capitalization rate on general loans.

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Modification of the plan, reduction or liquidation (amendments to IAS 19, benefits for employees) specifies how an entity determines pension expenses when changes occur in a defined benefit pension plan. When carried out - a correction, restriction or settlement - IAS 19 requires an entity to set aside its net defined benefit or net asset liability. The amendments require an entity to use the updated assumptions of this remeasurement to determine the current cost of the service and the net interest for the rest of the reporting period after the change in the plan.

It is not expected that other IFRS or IFRIC interpretations that are not yet implemented may have a significant impact on the consolidated financial statements.